PACIFIC GLOBAL ETFs
PACIFIC GLOBAL FOCUSED HIGH YIELD ETF
Portfolio of Investments
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
CORPORATE BONDS - 78.6%
Basic Materials - 0.8%
Novelis Corp. 5.88%, 09/30/2026 (a)	$200,000	$197,667
		197,667
Communications - 19.6%
CCO Holdings LLC, 5.00%, 02/01/2028 (a)	350,000	352,817
CenturyLink, Inc., 7.50%, 04/01/2024	500,000	550,627
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024 (a)	500,000	431,877
CommScope Technologies LLC, 6.00%, 06/15/2025 (a)	300,000	276,810
CommScope, Inc., 6.00%, 03/01/2026 (a)	150,000	150,618
CSC Holdings LLC, 5.38%, 02/01/2028 (a)	275,000	282,416
CSC Holdings LLC, 6.50%, 02/01/2029 (a)	450,000	487,852
Diamond Sports Group LLC, 6.63%, 08/15/2027 (a)	525,000	354,008
iHeartCommunications, Inc., 8.38%, 05/01/2027	200,000	175,234
Netflix, Inc., 4.88%, 06/15/2030 (a)	275,000	280,693
Outfront Media, Inc., 5.00%, 08/15/2027 (a)	325,000	300,804
Sprint Corp., 7.88%, 09/15/2023	250,000	275,959
Sprint Corp., 7.63%, 03/01/2026	500,000	568,675
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	200,000	199,894
		4,688,284
Consumer, Cyclical - 15.3%
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	275,000	257,447
Beazer Homes USA, Inc., 7.25%, 10/15/2029	250,000	191,894
Boyd Gaming Corp., 6.38%, 04/01/2026	375,000	326,456
Caesars Resort Collection LLC, 5.25%, 10/15/2025 (a)	400,000	291,880
Cedar Fair LP, 5.25%, 07/15/2029 (a)	500,000	425,275
Constellation Merger Sub, Inc., 8.50%, 09/15/2025 (a)	250,000	152,186
Core & Main LP, 6.13%, 08/15/2025 (a)	275,000	257,804
Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	325,000	207,142
Golden Nugget, Inc., 8.75%, 10/01/2025 (a)	250,000	129,367
Lennar Corp., 4.75%, 11/29/2027	250,000	250,763
Mattel, Inc., 6.75%, 12/31/2025 (a)	275,000	281,368
Michaels Stores, Inc., 8.00%, 07/15/2027 (a)	275,000	205,026
Scientific Games International, Inc., 8.25%, 03/15/2026 (a)	250,000	161,433
Tesla, Inc., 5.30%, 08/15/2025 (a)	275,000	260,219
Wynn Resorts Ltd., 5.13%, 10/01/2029 (a)	275,000	251,797
		3,650,057
Consumer, Non-cyclical - 16.6%
Ahern Rentals, Inc., 7.38%, 05/15/2023 (a)	400,000	231,498
Albertsons LLC, 5.75%, 03/15/2025	275,000	280,265
Albertsons LLC, 5.88%, 02/15/2028 (a)	250,000	255,837

Allied Universal Holdco LLC, 9.75%, 07/15/2027 (a)	350,000	332,279
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	250,000	262,638
Centene Corp. 4.63%, 12/15/2029 (a)	250,000	252,637
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	275,000	266,599
CHS/Community Health Systems, Inc., 6.63%, 02/15/2025 (a)	250,000	233,125
HCA, Inc., 5.63%, 09/01/2028	475,000	499,819
Prime Security Services Borrower LLC, 5.75%, 04/15/2026 (a)	275,000	271,046
Refinitiv US Holdings, Inc., 8.25%, 11/15/2026 (a)	300,000	317,250
RegionalCare Hospital Partners Holdings, Inc., 9.75%, 12/01/2026 (a)	200,000	190,945
Tenet Healthcare Corp., 6.75%, 06/15/2023	325,000	301,845
United Rentals North America, Inc., 6.50%, 12/15/2026	275,000	280,651
		3,976,434
Energy - 7.4%
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/2022 (a)	225,000	133,308
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	300,000	267,606
Crestwood Midstream Partners LP, 6.25%, 04/01/2023	275,000	155,775
EnLink Midstream Partners LP, 4.15%, 06/01/2025	425,000	208,656
Gulfport Energy Corp., 6.00%, 10/15/2024	175,000	44,187
Parsley Energy LLC, 5.63%, 10/15/2027 (a)	150,000	106,582
Range Resources Corp., 5.00%, 03/15/2023	150,000	110,620
SM Energy Co., 6.75%, 09/15/2026	150,000	46,281
Southwestern Energy Co., 6.20%, 01/23/2025	175,000	120,474
Targa Resources Partners Corp., 5.88%, 04/15/2026	450,000	376,030
USA Compression Partners LP, 6.88%, 09/01/2027	200,000	125,110
WPX Energy, Inc., 5.25%, 10/15/2027	150,000	83,333
		1,777,962
Financial - 8.3%
Ally Financial, Inc., 5.75%, 11/20/2025	500,000	492,850
Howard Hughes Corp., 5.38%, 03/15/2025 (a)	525,000	511,859
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	325,000	322,839
Springleaf Finance Corp., 6.13%, 03/15/2024	400,000	397,012
Springleaf Finance Corp., 7.13%, 03/15/2026	250,000	248,906
		1,973,466
Industrial - 7.9%
Berry Global, Inc., 4.50%, 02/15/2026 (a)	400,000	388,220
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (a)	200,000	185,494
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025 (a)	275,000	220,679
Standard Industries Inc., 4.75%, 01/15/2028 (a)	375,000	347,969
TransDigm, Inc., 6.25%, 03/15/2026 (a)	500,000	500,936
TransDigm, Inc., 6.38%, 06/15/2026	250,000	240,763
		1,884,061
Utilities - 2.7%
Talen Energy Supply LLC, 7.25%, 05/15/2027 (a)	275,000	250,044
Vistra Operations Co LLC, 5.63%, 02/15/2027 (a)	375,000	388,800
		638,844
Total Corporate Bonds
(Cost $21,917,959)		18,786,775

FOREIGN BONDS - 15.6%
Basic Materials - 1.1%
Alcoa Nederland Holding BV, 7.00%, 09/30/2026 (a)	275,000	257,276

Communications - 3.6%
Altice France SA, 7.38%, 05/01/2026 (a)	400,000	399,280
Intelsat Jackson Holdings SA, 8.50%, 10/15/2024 (a)	200,000	127,191
Virgin Media Secured Finance Plc, 5.50%, 08/15/2026 (a)	325,000	332,139
		858,610
Consumer, Cyclical - 2.9%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	250,000	232,362
Panther Finance Co, Inc., 6.25%, 05/15/2026 (a)	325,000	308,952
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	250,000	147,665
		688,979
Consumer, Non-cyclical - 4.2%
Bausch Health Cos, Inc., 6.13%, 04/15/2025 (a)	475,000	470,846
JBS Investments II GMBH, 7.00%, 01/15/2026 (a)	275,000	275,561
JBS Investments II GMBH, 5.75%, 01/15/2028 (a)	275,000	268,414
		1,014,821
Financial - 1.2%
Barclays Plc, 5.20%, 05/12/2026	275,000	283,100

Industrial - 2.6%
Ardagh Packaging Finance PLC, 5.25%, 08/15/2027 (a)	275,000	283,401
Bombardier, Inc., 7.50%, 03/15/2025 (a)	275,000	198,550
GFL Environmental, Inc., 7.00%, 06/01/2026 (a)	150,000	146,469
		628,420
Total FOREIGN BONDS
(Cost $4,202,416)		3,731,206

	Shares
SHORT TERM INVESTMENTS - 4.1%
First American Treasury Obligations Fund - Class X, 0.33% (b)	981,685	981,685
Total Short Term Investments
(Cost $981,685)		981,685
TOTAL INVESTMENTS - 98.3%
(Cost $27,102,060)		23,499,666
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%		395,422
TOTAL NET ASSETS - 100.0%		$23,895,088

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b) Seven-day yield as of March 31, 2020

Glossary:
Ltd. - Private Limited Company
Plc - Public Limited Company
LP - Limited Partnership

PACIFIC GLOBAL ETFs
PACIFIC GLOBAL FOCUSED HIGH YIELD ETF
Portfolio Allocations
March 31, 2020 (Unaudited)

Asset Type Allocation
Corporate Bonds	78.6%
Foreign Bonds	15.6%
Short Term Investments	4.1%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Net Assets	100.0%

Sector Allocation
Communications	23.2%
Consumer, Non-cyclical	20.8%
Consumer, Cyclical	18.2%
Industrial	10.5%
Financials	9.5%
Energy	7.4%
Short Term Investments	4.1%
Utilities	2.7%
Basic Materials	1.9%
Total Investments	98.3%
Other Assets in Excess of Liabilities	1.7%
Net Assets	100.0%

Percentages indicated are based upon net assets.

PACIFIC GLOBAL ETFs
NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited)

Securities Valuation

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the applicable investment adviser or sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust’s Board of Trustees (the “Board”). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of March 31, 2020, based on the inputs used to value them:

Pacific Global Focused High Yield ETF
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$18,786,775	$-	$18,786,775
Foreign Bonds	-	3,731,206	-	3,731,206
Short Term Investments	981,685	-	-	981,685
Total	$981,685	$22,517,981	$-	$23,499,666